Investments in Real Estate, net - Schedule of Weighted-average Amortization Periods (Details)	9 Months Ended
Sep. 30, 2021
In-place lease intangibles
Real Estate [Line Items]
Weighted-average amortization periods (in years)	2 years 11 months 12 days
Leasing commissions
Real Estate [Line Items]
Weighted-average amortization periods (in years)	13 years 10 months 17 days
Above-market lease intangibles
Real Estate [Line Items]
Weighted-average amortization periods (in years)	14 years 10 days